UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza
         Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

   /s/ Arthur Pesner     Roslyn Heights, NY     April 09, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $51,112 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      276     5300 SH       5300                        0        0     5300
AGNICO EAGLE MINES LTD         COM              008474108      238     5800 SH       5800                        0        0     5800
AMICUS THERAPEUTICS INC        COM              03152W109      168    53000 SH       53000                       0        0    53000
APPLE INC                      COM              037833100      440      995 SH       995                         0        0      995
BRISTOL MYERS SQUIBB CO        COM              110122108      715    17357 SH       17357                       0        0    17357
CALPINE CORP                   COM NEW          131347304     1329    64500 SH       64500                       0        0    64500
CENTRAL FD CDA LTD             CL A             153501101      740    38200 SH       38200                       0        0    38200
COACH INC                      COM              189754104      805    16100 SH       16100                       0        0    16100
COWEN GROUP INC NEW            CL A             223622101       28    10000 SH       10000                       0        0    10000
CROSS TIMBERS RTY TR           TR UNIT          22757R109      215     7365 SH       7365                        0        0     7365
EXXON MOBIL CORP               COM              30231G102      261     2900 SH       2900                        0        0     2900
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     3282   130066 SH       130066                      0        0   130066
FORD MTR CO DEL                COM PAR $0.01    345370860      588    44700 SH       44700                       0        0    44700
GENERAL DYNAMICS CORP          COM              369550108      345     4900 SH       4900                        0        0     4900
GENERAL ELECTRIC CO            COM              369604103     2173    94000 SH       94000                       0        0    94000
GENERAL MTRS CO                COM              37045V100     2106    75700 SH       75700                       0        0    75700
GULF ISLAND FABRICATION INC    COM              402307102      501    23800 SH       23800                       0        0    23800
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     1500   160770 SH       160770                      0        0   160770
INTEL CORP                     COM              458140100     2304   105529 SH       105529                      0        0   105529
JOHNSON & JOHNSON              COM              478160104     1588    19482 SH       19482                       0        0    19482
KIRBY CORP                     COM              497266106      852    11100 SH       11100                       0        0    11100
KRAFT FOODS GROUP INC          COM              50076Q106      358     6950 SH       6950                        0        0     6950
LEUCADIA NATL CORP             COM              527288104     1857    67710 SH       67710                       0        0    67710
MACK CALI RLTY CORP            COM              554489104     2107    73650 SH       73650                       0        0    73650
MICROSOFT CORP                 COM              594918104     2356    82350 SH       82350                       0        0    82350
NEWMONT MINING CORP            COM              651639106     1470    35100 SH       35100                       0        0    35100
NVIDIA CORP                    COM              67066G104     1179    91900 SH       91900                       0        0    91900
PENNS WOODS BANCORP INC        COM              708430103      743    18140 SH       18140                       0        0    18140
PFIZER INC                     COM              717081103      303    10500 SH       10500                       0        0    10500
PICO HLDGS INC                 COM NEW          693366205     2214    99733 SH       99733                    2000        0    97733
PLUM CREEK TIMBER CO INC       COM              729251108     1947    37300 SH       37300                       0        0    37300
QUALCOMM INC                   COM              747525103     2711    40500 SH       40500                       0        0    40500
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     1530   101136 SH       101136                      0        0   101136
SENECA FOODS CORP NEW          CL B             817070105     1938    58294 SH       58294                    3635        0    54659
SENECA FOODS CORP NEW          CL A             817070501     1865    56466 SH       56466                   14470        0    41996
STEEL DYNAMICS INC             COM              858119100      652    41100 SH       41100                       0        0    41100
SUPPORT COM INC                COM              86858W101       42    10000 SH       10000                       0        0    10000
TARGET CORP                    COM              87612E106      205     3000 SH       3000                        0        0     3000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2494    62848 SH       62848                       0        0    62848
TEXAS PAC LD TR                SUB CTF PROP I T 882610108      733    10400 SH       10400                       0        0    10400
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874     1602    32600 SH       32600                       0        0    32600
VISTA GOLD CORP                COM NEW          927926303      280   129663 SH       129663                   9997        0   119666
VULCAN MATLS CO                COM              929160109      295     5700 SH       5700                        0        0     5700
YUM BRANDS INC                 COM              988498101     1777    24700 SH       24700                       0        0    24700